Intangible Assets (Details) - Schedule of Amortization	Jun. 30, 2024 USD ($)
2025 [Member]
Schedule of Amortization [Line Items]
2025, Amortization	$ 4,913
Net carrying value	35,481
2026 [Member]
Schedule of Amortization [Line Items]
Net carrying value	30,568
2026, Amortization	4,913
2027 [Member]
Schedule of Amortization [Line Items]
Net carrying value	25,655
2027, Amortization	4,913
2028 [Member]
Schedule of Amortization [Line Items]
Net carrying value	20,742
2028, Amortization	4,913
2029 [Member]
Schedule of Amortization [Line Items]
Net carrying value	15,829
2029, Amortization	$ 4,913